SHORT-TERM AND LONG-TERM DEBT (Movement) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total debt principal, beginning period	$ 1,903,755
Drawdowns	255,350	$ 252,000
Repayments and redemptions	(159,786)
Effects of foreign exchange	(23,709)
Total debt principal, ending period	1,975,610
Fixed Rate and Foreign Debt
Debt Instrument [Line Items]
Long term debt, beginning of the period	650,274
Drawdowns	48,750
Repayments and redemptions	(8,297)
Effects of foreign exchange	(23,709)
Long term debt, end of period	667,018
U.S. Dollar Floating Rate Debt
Debt Instrument [Line Items]
Long term debt with floating interest rate, beginning of period	1,253,481
Drawdowns	206,600
Repayments and redemptions	(151,489)
Effects of foreign exchange	0
Long term debt with floating interest rate, end of period	$ 1,308,592